Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 3, 2012
Prospectus Date	rr_ProspectusDate	Nov 27, 2012

RBC Mid Cap Value Fund

RBC Mid Cap Value Fund

Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	RBC Mid Cap Value Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses -		RBC Mid Cap Value Fund Class I
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		4.61%
Total Annual Fund Operating Expenses		5.31%
Fee Waiver and/or Expense Reimbursement	[1]	(4.41%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][2]	0.90%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90% of the Fund's average daily net assets. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.
[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2012, the indirect expenses attributable to the Fund's investment in BDCs was 0.16%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	RBC Mid Cap Value Fund Class I
One Year	92
Three Years	1,194
Five Years	2,289
Ten Years	4,998

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of $1 billion to $12 billion at the time of purchase. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund's portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Mid Cap Value Fund – Class I Annual Total Returns

During the periods shown in the chart for the RBC Mid Cap Value Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q4	2011	18.10%
Worst quarter:	Q3	2011	-23.41%

The year-to-date return of Class I shares as of September 30, 2012 was 11.54%.

Performance Table

The table below shows after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund is December 31, 2009.

Average Annual Total Returns (for the periods ended December 31, 2011)

Average Annual Total Returns - RBC Mid Cap Value Fund	Past Year	Since Inception
Class I	(3.60%)	10.43%
Class I After Taxes on Distributions	(8.55%)	6.16%
Class I After Taxes on Distributions and Sale of Shares	(1.66%)	6.70%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	10.92%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 27, 2012
RBC Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.41%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1],[2]
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	1,194
Five Years	rr_ExpenseExampleYear05	2,289
Ten Years	rr_ExpenseExampleYear10	4,998
Annual Return 2010	rr_AnnualReturn2010	26.49%
Annual Return 2011	rr_AnnualReturn2011	(3.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.41%)
Past Year	rr_AverageAnnualReturnYear01	(3.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.43%
RBC Mid Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(8.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
RBC Mid Cap Value Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
RBC Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
RBC Mid Cap Value Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of $1 billion to $12 billion at the time of purchase. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund's portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Bar Chart [Heading]	rr_BarChartHeading	RBC Mid Cap Value Fund – Class I Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the RBC Mid Cap Value Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q4	2011	18.10%
Worst quarter:	Q3	2011	-23.41%

The year-to-date return of Class I shares as of September 30, 2012 was 11.54%.

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund is December 31, 2009.

Average Annual Total Returns (for the periods ended December 31, 2011)

RBC Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.92%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90% of the Fund's average daily net assets. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.
[2]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2012, the indirect expenses attributable to the Fund's investment in BDCs was 0.16%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC SMID Cap Growth Fund
RBC SMID Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 50 of this prospectus.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - RBC SMID Cap Growth Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - RBC SMID Cap Growth Fund		Class A	Class I
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.65%	0.65%
Total Annual Fund Operating Expenses		1.60%	1.35%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.35%	1.10%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC SMID Cap Growth Fund (USD $)	Class A	Class I
One Year	705	112
Three Years	1,028	403
Five Years	1,374	715
Ten Years	2,346	1,602

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small and mid capitalization growth companies with market capitalizations from $300 million to $6 billion at the time of investment. The Advisor uses a bottom-up investment approach employing fundamental analysis to identify individual companies for inclusion in the Fund's portfolio.

In analyzing companies for investment, the Advisor looks for, among other things, companies that it believes have:

•	Positive future revenue and earnings growth prospects

•	Consistent financial results

•	High returns on equity and profit margins relative to industry peers

•	A strong balance sheet

•	Attractive valuation metrics

In addition, the Advisor prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	A unique market niche and broad market opportunities

•	Solid accounting methodology

The Fund's portfolio will normally consist of approximately 70 to 90 companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Growth Investing Risk. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of predecessor funds. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC SMID Cap Growth Fund – Class A Annual Total Returns

During the periods shown in the chart for the RBC SMID Cap Growth Fund – Class A:

	Quarter	Year	Returns
Best quarter:	Q2	2003	17.48%
Worst quarter:	Q4	2008	-28.41%

The year-to-date return of Class A shares (excluding sales charges) as of September 30, 2012 was 15.77%.

Performance Table

The table below shows after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund (Class A and Class I) is December 31, 1990.

Average Annual Total Returns (for the periods ended December 31, 2011)[1]

Average Annual Total Returns - RBC SMID Cap Growth Fund		Past Year		Past 5 Years		Past 10 Years		Since Inception		Inception Date
Class A		(4.39%)	[1]	1.56%	[1]	3.50%	[1]	10.08%	[1]	Dec 31, 1990
Class A After Taxes on Distributions	[1]	(4.39%)		1.27%		3.06%		8.59%
Class A After Taxes on Distributions and Sale of Shares	[1]	(2.86%)		1.31%		2.96%		8.43%
Class I		1.77%	[1]	3.05%	[1]	4.38%	[1]	10.72%	[1]	Dec 31, 1990
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)		(1.57%)		2.89%		5.23%		9.23%
[1]	The performance for the period from June 1, 1994 to April 19, 2004 reflects the performance of the Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund ("CTF") account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 27, 2012
RBC SMID Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
One Year	rr_ExpenseExampleYear01	705
Three Years	rr_ExpenseExampleYear03	1,028
Five Years	rr_ExpenseExampleYear05	1,374
Ten Years	rr_ExpenseExampleYear10	2,346
Annual Return 2002	rr_AnnualReturn2002	(17.72%)
Annual Return 2003	rr_AnnualReturn2003	32.21%
Annual Return 2004	rr_AnnualReturn2004	6.32%
Annual Return 2005	rr_AnnualReturn2005	12.85%
Annual Return 2006	rr_AnnualReturn2006	0.02%
Annual Return 2007	rr_AnnualReturn2007	12.28%
Annual Return 2008	rr_AnnualReturn2008	(41.75%)
Annual Return 2009	rr_AnnualReturn2009	29.72%
Annual Return 2010	rr_AnnualReturn2010	33.19%
Annual Return 2011	rr_AnnualReturn2011	1.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.41%)
Past Year	rr_AverageAnnualReturnYear01	(4.39%)	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.56%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	3.50%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.08%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990
RBC SMID Cap Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(4.39%)	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.27%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	3.06%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%	[3]
RBC SMID Cap Growth Fund | Class A | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(2.86%)	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.31%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	2.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%	[3]
RBC SMID Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
One Year	rr_ExpenseExampleYear01	112
Three Years	rr_ExpenseExampleYear03	403
Five Years	rr_ExpenseExampleYear05	715
Ten Years	rr_ExpenseExampleYear10	1,602
Past Year	rr_AverageAnnualReturnYear01	1.77%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	3.05%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	4.38%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990
RBC SMID Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC SMID Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 50 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small and mid capitalization growth companies with market capitalizations from $300 million to $6 billion at the time of investment. The Advisor uses a bottom-up investment approach employing fundamental analysis to identify individual companies for inclusion in the Fund's portfolio.

In analyzing companies for investment, the Advisor looks for, among other things, companies that it believes have:

•	Positive future revenue and earnings growth prospects

•	Consistent financial results

•	High returns on equity and profit margins relative to industry peers

•	A strong balance sheet

•	Attractive valuation metrics

In addition, the Advisor prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	A unique market niche and broad market opportunities

•	Solid accounting methodology

The Fund's portfolio will normally consist of approximately 70 to 90 companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Growth Investing Risk. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of predecessor funds. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RBC SMID Cap Growth Fund – Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the RBC SMID Cap Growth Fund – Class A:

	Quarter	Year	Returns
Best quarter:	Q2	2003	17.48%
Worst quarter:	Q4	2008	-28.41%

The year-to-date return of Class A shares (excluding sales charges) as of September 30, 2012 was 15.77%.

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of the Fund (Class A and Class I) is December 31, 1990.

Average Annual Total Returns (for the periods ended December 31, 2011)[1]

RBC SMID Cap Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(1.57%)
Past 5 Years	rr_AverageAnnualReturnYear05	2.89%
Past 10 Years	rr_AverageAnnualReturnYear10	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.
[3]	The performance for the period from June 1, 1994 to April 19, 2004 reflects the performance of the Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund ("CTF") account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

RBC Enterprise Fund
RBC Enterprise Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 50 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC Enterprise Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - RBC Enterprise Fund		Class A	Class I
Management Fees		0.93%	0.93%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.40%	0.40%
Total Annual Fund Operating Expenses		1.58%	1.33%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.33%	1.08%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Enterprise Fund (USD $)	Class A	Class I
One Year	703	110
Three Years	1,022	397
Five Years	1,364	705
Ten Years	2,325	1,580

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund's initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as "micro-cap" companies. However, the Fund is more broadly authorized to invest in common stocks of small capitalization companies, defined for this purpose as companies whose market capitalizations at the time of initial purchase are at or below the highest capitalization represented in the Russell 2000® Index. As of May 31, 2012, the highest capitalization represented in the Russell 2000® Index was $ 2.6 billion.

The Fund seeks to provide long-term growth of capital while taking a low risk approach to small company investing. The Fund selects stocks of companies that are selling at prices the Advisor believes are attractive in relation to the companies' fundamental financial characteristics and business prospects. The Advisor uses a bottom-up approach to select stocks for the Fund's portfolio with a focus on companies' competitive positions, strong balance sheets, and profit margin improvement potential. The Advisor believes that portfolios of smaller companies with low valuations, long-term attractive business fundamentals, and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to September 30, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Enterprise Fund – Class I Annual Total Returns

During the periods shown in the chart for the RBC Enterprise Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q2	2009	27.91%
Worst quarter:	Q4	2008	-26.11%

The year-to-date return of Class I shares as of September 30, 2012 was 20.82%.

Performance Table

The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

Average Annual Total Returns (for the periods ended December 31, 2011)

Average Annual Total Returns - RBC Enterprise Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class A	(7.57%)	(3.46%)	5.30%	9.70%	Apr 19, 2004
Class I	(1.79%)	(2.07%)	6.19%	10.20%	Sep 30, 2004
Class I After Taxes on Distributions	(1.79%)	(2.93%)	5.29%	8.03%
Class I After Taxes on Distributions and Sale of Shares	(1.17%)	(1.86%)	5.33%	7.98%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 1983)	(4.18%)	0.15%	5.62%	8.58%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 27, 2012
RBC Enterprise Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%	[2]
One Year	rr_ExpenseExampleYear01	703
Three Years	rr_ExpenseExampleYear03	1,022
Five Years	rr_ExpenseExampleYear05	1,364
Ten Years	rr_ExpenseExampleYear10	2,325
Past Year	rr_AverageAnnualReturnYear01	(7.57%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.46%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.30%
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004
RBC Enterprise Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[2]
One Year	rr_ExpenseExampleYear01	110
Three Years	rr_ExpenseExampleYear03	397
Five Years	rr_ExpenseExampleYear05	705
Ten Years	rr_ExpenseExampleYear10	1,580
Annual Return 2002	rr_AnnualReturn2002	(3.42%)
Annual Return 2003	rr_AnnualReturn2003	50.64%
Annual Return 2004	rr_AnnualReturn2004	15.17%
Annual Return 2005	rr_AnnualReturn2005	3.83%
Annual Return 2006	rr_AnnualReturn2006	16.30%
Annual Return 2007	rr_AnnualReturn2007	(2.98%)
Annual Return 2008	rr_AnnualReturn2008	(38.02%)
Annual Return 2009	rr_AnnualReturn2009	23.15%
Annual Return 2010	rr_AnnualReturn2010	23.83%
Annual Return 2011	rr_AnnualReturn2011	(1.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.11%)
Past Year	rr_AverageAnnualReturnYear01	(1.79%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.07%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	10.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
RBC Enterprise Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(1.79%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.93%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
RBC Enterprise Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(1.17%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.86%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
RBC Enterprise Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Enterprise Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 50 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund's initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as "micro-cap" companies. However, the Fund is more broadly authorized to invest in common stocks of small capitalization companies, defined for this purpose as companies whose market capitalizations at the time of initial purchase are at or below the highest capitalization represented in the Russell 2000® Index. As of May 31, 2012, the highest capitalization represented in the Russell 2000® Index was $ 2.6 billion.

The Fund seeks to provide long-term growth of capital while taking a low risk approach to small company investing. The Fund selects stocks of companies that are selling at prices the Advisor believes are attractive in relation to the companies' fundamental financial characteristics and business prospects. The Advisor uses a bottom-up approach to select stocks for the Fund's portfolio with a focus on companies' competitive positions, strong balance sheets, and profit margin improvement potential. The Advisor believes that portfolios of smaller companies with low valuations, long-term attractive business fundamentals, and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to September 30, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RBC Enterprise Fund – Class I Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the RBC Enterprise Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q2	2009	27.91%
Worst quarter:	Q4	2008	-26.11%

The year-to-date return of Class I shares as of September 30, 2012 was 20.82%.

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

Average Annual Total Returns (for the periods ended December 31, 2011)

RBC Enterprise Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes; inception calculated from November 30, 1983)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(4.18%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.15%
Past 10 Years	rr_AverageAnnualReturnYear10	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.

RBC Small Cap Core Fund
RBC Small Cap Core Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 50 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC Small Cap Core Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none	[1]
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[2]	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%	[1]
[1]	Class I shares were previously designated Class S shares prior to November 27, 2012.
[2]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Small Cap Core Fund		Class A	Class I
Management Fees	[1]	0.85%	0.85%	[2]
Distribution and Service (12b-1) Fees		0.25%	none	[2]
Other Expenses		0.52%	0.52%	[2]
Total Annual Fund Operating Expenses		1.62%	1.37%	[2]
Fee Waiver and/or Expense Reimbursement	[3]	(0.47%)	(0.47%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[3][4]	1.15%	0.90%	[2]
[1]	The Annual Fund Operating Expenses of the Fund have been restated to reflect a reduction in the Management Fee to 0.85% effective November 27, 2012.
[2]	Class I shares were previously designated Class S shares prior to November 27, 2012.
[3]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.
[4]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2012, the indirect expenses attributable to the Fund's investment in BDCs was 0.13%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Small Cap Core Fund (USD $)	Class A	Class I
One Year	685	92
Three Years	1,013	388
Five Years	1,364	705
Ten Years	2,349	1,605

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of small companies. The Fund currently considers "small companies" to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund. As of May 31, 2012, the market capitalization range of the Russell 2000® Index was $101 million to $2.6 billion.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

During the periods shown in the chart for the RBC Small Cap Core Fund – Class I:

	Quarter	Year	Returns

Best quarter:	Q2	2009	28.47%
Worst quarter:	Q4	2008	-26.15%

The year-to-date return of Class I shares as of September 30, 2012 was 11.06%.

Performance Table

The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns (for the periods ended December 31, 2011)

Average Annual Total Returns - RBC Small Cap Core Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class A	(5.10%)	1.13%	6.62%	9.43%	Apr 19, 2004
Class I	0.92%	2.66%	7.55%	10.03%	Aug 5, 1991
Class I After Taxes on Distributions	0.05%	1.45%	6.25%	8.70%
Class I After Taxes on Distributions and Sale of Shares	1.78%	2.02%	6.35%	8.58%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes; inception calculated from July 31, 1991)	(4.18%)	0.15%	5.62%	8.87%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 27, 2012
RBC Small Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3],[4]
One Year	rr_ExpenseExampleYear01	685
Three Years	rr_ExpenseExampleYear03	1,013
Five Years	rr_ExpenseExampleYear05	1,364
Ten Years	rr_ExpenseExampleYear10	2,349
Past Year	rr_AverageAnnualReturnYear01	(5.10%)
Past 5 Years	rr_AverageAnnualReturnYear05	1.13%
Past 10 Years	rr_AverageAnnualReturnYear10	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004
RBC Small Cap Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.85%	[2],[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3],[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3],[4],[5]
One Year	rr_ExpenseExampleYear01	92
Three Years	rr_ExpenseExampleYear03	388
Five Years	rr_ExpenseExampleYear05	705
Ten Years	rr_ExpenseExampleYear10	1,605
Annual Return 2002	rr_AnnualReturn2002	(9.96%)
Annual Return 2003	rr_AnnualReturn2003	43.85%
Annual Return 2004	rr_AnnualReturn2004	19.37%
Annual Return 2005	rr_AnnualReturn2005	(2.61%)
Annual Return 2006	rr_AnnualReturn2006	20.60%
Annual Return 2007	rr_AnnualReturn2007	(3.23%)
Annual Return 2008	rr_AnnualReturn2008	(32.47%)
Annual Return 2009	rr_AnnualReturn2009	33.31%
Annual Return 2010	rr_AnnualReturn2010	29.73%
Annual Return 2011	rr_AnnualReturn2011	0.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.15%)
Past Year	rr_AverageAnnualReturnYear01	0.92%
Past 5 Years	rr_AverageAnnualReturnYear05	2.66%
Past 10 Years	rr_AverageAnnualReturnYear10	7.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 5, 1991
RBC Small Cap Core Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	0.05%
Past 5 Years	rr_AverageAnnualReturnYear05	1.45%
Past 10 Years	rr_AverageAnnualReturnYear10	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
RBC Small Cap Core Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	1.78%
Past 5 Years	rr_AverageAnnualReturnYear05	2.02%
Past 10 Years	rr_AverageAnnualReturnYear10	6.35%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
RBC Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Small Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 50 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of small companies. The Fund currently considers "small companies" to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund. As of May 31, 2012, the market capitalization range of the Russell 2000® Index was $101 million to $2.6 billion.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the RBC Small Cap Core Fund – Class I:

	Quarter	Year	Returns

Best quarter:	Q2	2009	28.47%
Worst quarter:	Q4	2008	-26.15%

The year-to-date return of Class I shares as of September 30, 2012 was 11.06%.

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class I shares only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns (for the periods ended December 31, 2011)

RBC Small Cap Core Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes; inception calculated from July 31, 1991)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(4.18%)
Past 5 Years	rr_AverageAnnualReturnYear05	0.15%
Past 10 Years	rr_AverageAnnualReturnYear10	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	The Annual Fund Operating Expenses of the Fund have been restated to reflect a reduction in the Management Fee to 0.85% effective November 27, 2012.
[3]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.
[4]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2012, the indirect expenses attributable to the Fund's investment in BDCs was 0.13%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.
[5]	Class I shares were previously designated Class S shares prior to November 27, 2012.

RBC Microcap Value Fund
RBC Microcap Value Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 50 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC Microcap Value Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none	[1]
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[2]	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%	[1]
[1]	Class I shares were previously designated Class S shares prior to November 27, 2012.
[2]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Microcap Value Fund		Class A	Class I
Management Fees		0.90%	0.90%	[1]
Distribution and Service (12b-1) Fees		0.25%	none	[1]
Other Expenses		0.45%	0.45%	[1]
Total Annual Fund Operating Expenses		1.60%	1.35%	[1]
Fee Waiver and/or Expense Reimbursement	[2]	(0.28%)	(0.28%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2][3]	1.32%	1.07%	[1]
[1]	Class I shares were previously designated Class S shares prior to November 27, 2012.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.
[3]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2012, the indirect expenses attributable to the Fund's investment in BDCs was 0.08%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Microcap Value Fund (USD $)	Class A	Class I
One Year	702	109
Three Years	1,025	400
Five Years	1,371	713
Ten Years	2,344	1,600

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of "microcap stocks" and "value stocks." The Fund defines "microcap stocks" as stocks of companies that have market capitalization at the time of the Fund's initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks ("upper limit"). At the close of business on October 12, 2012, this "upper limit" was approximately $485.66 million. The Fund defines "value stocks" primarily as those with low price-to-book characteristics.

Stocks may be purchased for the Fund's portfolio if they meet the "microcap stock" and "value stock" criteria described above, are issued by companies which have reported net income for the twelve month period prior to purchase of the stock, and have a low price to book valuation. Low liquidity may eliminate a stock which otherwise meets market capitalization and value criteria or may result in the stock being assigned a lower portfolio weighting. There will be a portfolio review, which may result in a readjustment of holdings, at least once per year. Sales of portfolio holdings may be made gradually over time as required by the liquidity criteria of an individual security.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Microcap Value Fund – Class I Annual Total Returns

During the periods shown in the chart for the RBC Microcap Value Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q2	2009	26.17%
Worst quarter:	Q4	2008	-29.79%

The year-to-date return of Class I shares as of September 30, 2012 was 17.07%.

Performance Table

The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Classes A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns (for the periods ended December 31, 2011)

Average Annual Total Returns - RBC Microcap Value Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class A	(8.83%)	(4.26%)	5.38%	7.94%	Apr 19, 2004
Class I	(3.06%)	(2.88%)	6.28%	8.47%	Sep 10, 1987
Class I After Taxes on Distributions	(3.16%)	(3.43%)	5.57%	6.95%
Class I After Taxes on Distributions and Sale of Shares	(1.86%)	(2.51%)	5.42%	6.80%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes; inception calculated from August 31, 1987)	(5.50%)	(1.87%)	6.40%	9.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 27, 2012
RBC Microcap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[2],[3]
One Year	rr_ExpenseExampleYear01	702
Three Years	rr_ExpenseExampleYear03	1,025
Five Years	rr_ExpenseExampleYear05	1,371
Ten Years	rr_ExpenseExampleYear10	2,344
Past Year	rr_AverageAnnualReturnYear01	(8.83%)
Past 5 Years	rr_AverageAnnualReturnYear05	(4.26%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2004
RBC Microcap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.90%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2],[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[2],[3],[4]
One Year	rr_ExpenseExampleYear01	109
Three Years	rr_ExpenseExampleYear03	400
Five Years	rr_ExpenseExampleYear05	713
Ten Years	rr_ExpenseExampleYear10	1,600
Annual Return 2002	rr_AnnualReturn2002	(12.23%)
Annual Return 2003	rr_AnnualReturn2003	50.03%
Annual Return 2004	rr_AnnualReturn2004	23.75%
Annual Return 2005	rr_AnnualReturn2005	7.32%
Annual Return 2006	rr_AnnualReturn2006	21.69%
Annual Return 2007	rr_AnnualReturn2007	(9.19%)
Annual Return 2008	rr_AnnualReturn2008	(39.36%)
Annual Return 2009	rr_AnnualReturn2009	28.77%
Annual Return 2010	rr_AnnualReturn2010	25.71%
Annual Return 2011	rr_AnnualReturn2011	(3.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
Past Year	rr_AverageAnnualReturnYear01	(3.06%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.88%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 10, 1987
RBC Microcap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(3.16%)
Past 5 Years	rr_AverageAnnualReturnYear05	(3.43%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
RBC Microcap Value Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(1.86%)
Past 5 Years	rr_AverageAnnualReturnYear05	(2.51%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
RBC Microcap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RBC Microcap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" on page 50 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Funds in this prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of "microcap stocks" and "value stocks." The Fund defines "microcap stocks" as stocks of companies that have market capitalization at the time of the Fund's initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks ("upper limit"). At the close of business on October 12, 2012, this "upper limit" was approximately $485.66 million. The Fund defines "value stocks" primarily as those with low price-to-book characteristics.

Stocks may be purchased for the Fund's portfolio if they meet the "microcap stock" and "value stock" criteria described above, are issued by companies which have reported net income for the twelve month period prior to purchase of the stock, and have a low price to book valuation. Low liquidity may eliminate a stock which otherwise meets market capitalization and value criteria or may result in the stock being assigned a lower portfolio weighting. There will be a portfolio review, which may result in a readjustment of holdings, at least once per year. Sales of portfolio holdings may be made gradually over time as required by the liquidity criteria of an individual security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor of the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund's net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RBC Microcap Value Fund – Class I Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the RBC Microcap Value Fund – Class I:

	Quarter	Year	Returns
Best quarter:	Q2	2009	26.17%
Worst quarter:	Q4	2008	-29.79%

The year-to-date return of Class I shares as of September 30, 2012 was 17.07%.

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class I shares only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class I shares only. After-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Classes A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

Average Annual Total Returns (for the periods ended December 31, 2011)

RBC Microcap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes; inception calculated from August 31, 1987)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	(5.50%)
Past 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%

[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to the net expenses in the table. This expense limitation agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.
[3]	SEC rules require fund expense tables to reflect the effect of "Acquired Fund Fees and Expenses," which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. For the fiscal year ended September 30, 2012, the indirect expenses attributable to the Fund's investment in BDCs was 0.08%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.
[4]	Class I shares were previously designated Class S shares prior to November 27, 2012.

Access Capital Community Investment Fund
Access Capital Community Investment Fund
Investment Objective
The Fund seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" section on page 29 of this prospectus.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Access Capital Community Investment Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
[1]	The Advisor has contractually agreed to waive fees or pay operating expenses through January 31, 2014, to maintain Other Expenses, which does not include Interest Expense, Management Fees or Distribution and Service (12b-1) Fees, at 0.20% of the Fund's average monthly gross assets less accrued liabilities, other than indebtedness for borrowing.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Access Capital Community Investment Fund		Class A	Class I
Management Fees		0.62%	0.62%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (includes 0.08% Interest Expense)	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses		1.03%	0.78%
Fee Waiver and/or Expense Reimbursement		none	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.03%	0.78%
[1]	The Advisor has contractually agreed to waive fees or pay operating expenses through January 31, 2014, to maintain Other Expenses, which does not include Interest Expense, Management Fees or Distribution and Service (12b-1) Fees, at 0.20% of the Fund's average monthly gross assets less accrued liabilities, other than indebtedness for borrowing.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Access Capital Community Investment Fund (USD $)	Class A	Class I
One Year	476	80
Three Years	691	249
Five Years	922	433
Ten Years	1,587	966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. Within those parameters, the Fund seeks a competitive return consisting of current income and capital appreciation. The Fund defines instruments supporting the "affordable housing industry" to include government-guaranteed loans, asset-backed securities, particularly mortgage-backed securities, small business loans, taxable municipal securities, and other instruments supporting affordable housing and economic development, and serving low- and moderate-income ("LMI") individuals and communities. These investments may involve private placement transactions and may include variable rate instruments. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer. The Fund may borrow money from banks and enter into reverse repurchase agreements to obtain additional funds to make investments.

Community Investments. At the time of their share purchase, investors meeting certain investment levels may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Advisor is unable to make appropriate investments in a shareholder's Designated Target Region, the shareholder will have the option to redefine its Designated Target Region. Each shareholder's returns will be based on the investment performance of the Fund's blended overall portfolio of investments and not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder.

The Fund expects that all of its investments will be considered eligible for regulatory credit under the Community Reinvestment Act of 1977 ("CRA") and that shares of the Fund will be eligible for regulatory credit under the CRA. The Fund intends to invest solely in qualified investments in Designated Target Regions.

Investment Program. The Fund is designed for investors seeking a competitive return on high quality debt securities that support underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements, but may be seeking to make investments in underserved communities or to fulfill other socially responsible related investment objectives. Investors that are not subject to the CRA requirements do not receive CRA credit for their investments.

Concentration in the Affordable Housing Industry. The Fund concentrates in the affordable housing industry, which means it will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry. The Fund will invest a significant amount of its assets in securities issued by Government National Mortgage Association ("Ginnie Mae") and government sponsored enterprises ("GSEs"), such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Housing Administration ("FHA") project loans, and tax-exempt debt issued by state housing finance authorities ("HFAs") to finance their work in affordable housing.

Credit Quality. The Fund will only invest in (i) securities in the highest category assigned by a nationally recognized statistical rating organization or, if unrated, are deemed by the Advisor to be of comparable quality, or (ii) securities issued or guaranteed by the U.S. Government, government agencies, or GSEs.

Duration. From time to time, the Advisor may seek to maintain an overall average dollar-weighted portfolio duration for the Fund that is within certain percentage ranges above or below a selected benchmark index.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Concentration Risk. The Fund's investments are expected to be closely tied to the affordable housing industry and its performance may be more volatile than the performance of a fund that does not concentrate its investments in a particular economic industry or sector.

Coordination of Investments Risk. Many of the fixed-income private placement debt securities purchased by the Fund are developed by a variety of organizations that rely on other entities. A lack of interest of other entities in developing investments could adversely affect the economic and financial objectives of the Fund. A limited or dwindling supply of funds available for credit enhancement on Fund investments may adversely affect full realization of the Fund's investment objective. Regulatory or statutory changes may affect the willingness or ability of housing related entities to work in the affordable housing private placement area.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses from late payments, failed payments or default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

CRA Strategy Risk. Portfolio decisions take into account the Fund's goal of holding securities in designated geographic areas and will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund's investment performance. CRA qualified securities in geographic areas sought by the Fund may not provide as favorable return as CRA qualified securities in other geographic areas. The Fund may sell securities for reasons relating to CRA qualification at times when such sales may not be desirable and may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified.

Duration Management Risk. The Fund's investments in derivative instruments to manage duration can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund's investments in bonds and other securities.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency ("FHFA") announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities' debt and securities guaranteed by the entities remains unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. There can be no assurance of the continued availability of support from GSEs, HFAs, or other credit enhancers and changes in their credit ratings may constrain their value to the Fund as potential sources of credit enhancement.

Leverage Risk. Leverage may result from certain transactions, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for an illiquid security at a certain time and it may be difficult or impossible to sell illiquid securities at desirable prices.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers and be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

Qualification for CRA Credit Risk. For an institution to receive CRA credit with respect to Fund shares, the Fund must hold CRA qualifying investments that relate to the institution's delineated CRA assessment area. The Fund expects that all investments will be considered eligible for regulatory credit under the CRA but there is no guarantee that an investor will receive CRA credit for their investment in the Fund.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of broad-based securities indexes. The Fund commenced operations on July 28, 2008 and the performance reflects the returns of a predecessor fund for the periods prior to July 28, 2008. The Fund's performance was restated in September 2009 to reflect (i) corrections in the amounts of certain historical dividend payments, and (ii) corrections to dates during the 2003 through 2006 time period on which certain dividend payments were reinvested. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Annual Total Returns for Class I Shares

During the periods shown in the chart for the Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2002	3.83%
Worst quarter:	Q2	2004	-1.27%

The year-to-date return of Class I shares as of September 30, 2012 was 3.73%.

Performance Table

The table below shows after-tax returns for Class I shares. After-tax returns for Class A shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The inception date of the Fund (Class I) is July 1, 1998. Performance shown for Class A prior to its inception date (January 29, 2009) is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and the applicable sales charges. Each index below shows how the Fund's performance compares with the returns of a broad-based securities market index.

Average Annual Total Returns (for the periods ended December 31, 2011)

Average Annual Total Returns - Access Capital Community Investment Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class I	5.07%	5.44%	4.97%	5.25%	Jul 1, 1998
Class I After Taxes on Distributions	3.35%	3.64%	3.09%	3.22%
Class I After Taxes on Distributions and Sale of Shares	3.27%	3.59%	3.12%	3.24%
Class A	0.75%	4.45%	4.37%	4.66%	Jan 29, 2009
Barclays Capital U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)	6.22%	6.36%	5.62%	5.99%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.02%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Nov 27, 2012
Access Capital Community Investment Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
One Year	rr_ExpenseExampleYear01	476
Three Years	rr_ExpenseExampleYear03	691
Five Years	rr_ExpenseExampleYear05	922
Ten Years	rr_ExpenseExampleYear10	1,587
Past Year	rr_AverageAnnualReturnYear01	0.75%
Past 5 Years	rr_AverageAnnualReturnYear05	4.45%
Past 10 Years	rr_AverageAnnualReturnYear10	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 2009
Access Capital Community Investment Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
One Year	rr_ExpenseExampleYear01	80
Three Years	rr_ExpenseExampleYear03	249
Five Years	rr_ExpenseExampleYear05	433
Ten Years	rr_ExpenseExampleYear10	966
Annual Return 2002	rr_AnnualReturn2002	9.13%
Annual Return 2003	rr_AnnualReturn2003	1.95%
Annual Return 2004	rr_AnnualReturn2004	5.02%
Annual Return 2005	rr_AnnualReturn2005	1.99%
Annual Return 2006	rr_AnnualReturn2006	4.57%
Annual Return 2007	rr_AnnualReturn2007	5.47%
Annual Return 2008	rr_AnnualReturn2008	3.11%
Annual Return 2009	rr_AnnualReturn2009	8.99%
Annual Return 2010	rr_AnnualReturn2010	4.65%
Annual Return 2011	rr_AnnualReturn2011	5.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.27%)
Past Year	rr_AverageAnnualReturnYear01	5.07%
Past 5 Years	rr_AverageAnnualReturnYear05	5.44%
Past 10 Years	rr_AverageAnnualReturnYear10	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1998
Access Capital Community Investment Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	3.35%
Past 5 Years	rr_AverageAnnualReturnYear05	3.64%
Past 10 Years	rr_AverageAnnualReturnYear10	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Access Capital Community Investment Fund | Class I | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	3.27%
Past 5 Years	rr_AverageAnnualReturnYear05	3.59%
Past 10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Access Capital Community Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Access Capital Community Investment Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the subheading "Reducing the Initial Sales Charge on Purchases of Class A Shares" section on page 29 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. Within those parameters, the Fund seeks a competitive return consisting of current income and capital appreciation. The Fund defines instruments supporting the "affordable housing industry" to include government-guaranteed loans, asset-backed securities, particularly mortgage-backed securities, small business loans, taxable municipal securities, and other instruments supporting affordable housing and economic development, and serving low- and moderate-income ("LMI") individuals and communities. These investments may involve private placement transactions and may include variable rate instruments. The Fund is non-diversified and, therefore, compared to a diversified investment company, the Fund may invest a greater percentage of its assets in securities of a particular issuer. The Fund may borrow money from banks and enter into reverse repurchase agreements to obtain additional funds to make investments.

Community Investments. At the time of their share purchase, investors meeting certain investment levels may elect to have their investment amount invested in particular areas of the United States as their preferred geographic focus or Designated Target Region. If, after six months, the Advisor is unable to make appropriate investments in a shareholder's Designated Target Region, the shareholder will have the option to redefine its Designated Target Region. Each shareholder's returns will be based on the investment performance of the Fund's blended overall portfolio of investments and not just on the performance of the assets in the Designated Target Region(s) selected by that shareholder.

The Fund expects that all of its investments will be considered eligible for regulatory credit under the Community Reinvestment Act of 1977 ("CRA") and that shares of the Fund will be eligible for regulatory credit under the CRA. The Fund intends to invest solely in qualified investments in Designated Target Regions.

Investment Program. The Fund is designed for investors seeking a competitive return on high quality debt securities that support underlying community development activities in distinct parts of the United States. Not all of the investors in the Fund are subject to CRA requirements, but may be seeking to make investments in underserved communities or to fulfill other socially responsible related investment objectives. Investors that are not subject to the CRA requirements do not receive CRA credit for their investments.

Concentration in the Affordable Housing Industry. The Fund concentrates in the affordable housing industry, which means it will invest at least 25% of its total assets in the affordable housing industry. The Fund may, however, invest up to 100% of its total assets in the affordable housing industry. The Fund will invest a significant amount of its assets in securities issued by Government National Mortgage Association ("Ginnie Mae") and government sponsored enterprises ("GSEs"), such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Housing Administration ("FHA") project loans, and tax-exempt debt issued by state housing finance authorities ("HFAs") to finance their work in affordable housing.

Credit Quality. The Fund will only invest in (i) securities in the highest category assigned by a nationally recognized statistical rating organization or, if unrated, are deemed by the Advisor to be of comparable quality, or (ii) securities issued or guaranteed by the U.S. Government, government agencies, or GSEs.

Duration. From time to time, the Advisor may seek to maintain an overall average dollar-weighted portfolio duration for the Fund that is within certain percentage ranges above or below a selected benchmark index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Call Risk. Call risk is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Concentration Risk. The Fund's investments are expected to be closely tied to the affordable housing industry and its performance may be more volatile than the performance of a fund that does not concentrate its investments in a particular economic industry or sector.

Coordination of Investments Risk. Many of the fixed-income private placement debt securities purchased by the Fund are developed by a variety of organizations that rely on other entities. A lack of interest of other entities in developing investments could adversely affect the economic and financial objectives of the Fund. A limited or dwindling supply of funds available for credit enhancement on Fund investments may adversely affect full realization of the Fund's investment objective. Regulatory or statutory changes may affect the willingness or ability of housing related entities to work in the affordable housing private placement area.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses from late payments, failed payments or default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

CRA Strategy Risk. Portfolio decisions take into account the Fund's goal of holding securities in designated geographic areas and will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund's investment performance. CRA qualified securities in geographic areas sought by the Fund may not provide as favorable return as CRA qualified securities in other geographic areas. The Fund may sell securities for reasons relating to CRA qualification at times when such sales may not be desirable and may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified.

Duration Management Risk. The Fund's investments in derivative instruments to manage duration can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund's investments in bonds and other securities.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or the Fund's investments. Such actions could limit or preclude the Fund's ability to achieve its investment objective.

Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency ("FHFA") announced that Fannie Mae and Freddie Mac would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on the entities' debt and securities guaranteed by the entities remains unclear. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money. There can be no assurance of the continued availability of support from GSEs, HFAs, or other credit enhancers and changes in their credit ratings may constrain their value to the Fund as potential sources of credit enhancement.

Leverage Risk. Leverage may result from certain transactions, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund's portfolio securities, causing the Fund to be more volatile than if leverage was not used.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities or repurchase agreements with a maturity longer than seven days. There can be no assurance that a market will exist for an illiquid security at a certain time and it may be difficult or impossible to sell illiquid securities at desirable prices.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers and be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Prepayment Risk. The value of some mortgage-backed and asset-backed securities in which the Fund invests may fall due to unanticipated levels of principal prepayments that can occur when interest rates decline.

Qualification for CRA Credit Risk. For an institution to receive CRA credit with respect to Fund shares, the Fund must hold CRA qualifying investments that relate to the institution's delineated CRA assessment area. The Fund expects that all investments will be considered eligible for regulatory credit under the CRA but there is no guarantee that an investor will receive CRA credit for their investment in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will change daily, which means that you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers and be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of broad-based securities indexes. The Fund commenced operations on July 28, 2008 and the performance reflects the returns of a predecessor fund for the periods prior to July 28, 2008. The Fund's performance was restated in September 2009 to reflect (i) corrections in the amounts of certain historical dividend payments, and (ii) corrections to dates during the 2003 through 2006 time period on which certain dividend payments were reinvested. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) compare with those of broad-based securities indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-2766
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rbcgam.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart for the Fund:

	Quarter	Year	Returns
Best quarter:	Q2	2002	3.83%
Worst quarter:	Q2	2004	-1.27%

The year-to-date return of Class I shares as of September 30, 2012 was 3.73%.

Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows after-tax returns for Class I shares. After-tax returns for Class A shares will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows after-tax returns for Class I shares. After-tax returns for Class A shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. The inception date of the Fund (Class I) is July 1, 1998. Performance shown for Class A prior to its inception date (January 29, 2009) is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and the applicable sales charges. Each index below shows how the Fund's performance compares with the returns of a broad-based securities market index.

Average Annual Total Returns (for the periods ended December 31, 2011)

Access Capital Community Investment Fund | Barclays Capital U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	6.22%
Past 5 Years	rr_AverageAnnualReturnYear05	6.36%
Past 10 Years	rr_AverageAnnualReturnYear10	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Access Capital Community Investment Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past Year	rr_AverageAnnualReturnYear01	7.84%
Past 5 Years	rr_AverageAnnualReturnYear05	6.50%
Past 10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%

[1]	The Advisor has contractually agreed to waive fees or pay operating expenses through January 31, 2014, to maintain Other Expenses, which does not include Interest Expense, Management Fees or Distribution and Service (12b-1) Fees, at 0.20% of the Fund's average monthly gross assets less accrued liabilities, other than indebtedness for borrowing.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 27, 2012